Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 42,695,000		$ 37,018,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	40,367,000	$ 36,033,000	36,033,000
Deferred Tax Assets, Tax Credit Carryforwards, Other	2,616	2,740	2,740
Deferred Tax Assets, Tax Credit Carryforwards, Research	946,243	946,158	946,158
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	483,000	1,626,000
Expire In 2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	21,750,000
Expire In 2028 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Other	20,945,000	15,268,000	15,268,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	626,000	643,000	643,000
Expire In 2023 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 406,000	$ 384,000	$ 384,000